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The Manufacturers Life Insurance
Company of America
73 Tremont Street
Boston, MA 02108



May 5, 1998

VIA EDGAR
Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, D.C. 20549

     Re: Separate Account Two of the Manufacturers Life Insurance Company of America Registration statement on Form N-4
           File No. 33-57018
           --------------------------------------------------------

Dear Sirs:

     Pursuant to Rule 497(j), please be advised that the form of prospectus dated May 1, 1998 for the above-mentioned registrant contains no changes from the form of prospectus for the registrant contained in post-effective amendment No. 10 under the Securities Act of 1933 to the registrant's registration statement on Form N-4 filed with the Securities and Exchange Commission on April 28, 1998 via EDGAR.



Very truly yours,


/s/ Betsy Anne Seel


Betsy Anne Seel
Counsel